Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment
Note 2 - Property and Equipment

Note 2 - Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2020	December 31, 2019

Computer equipment	$82,000	$82,000
Computer software	44,000	43,000
Furniture and fixtures	10,000	10,000
Office equipment	17,000	17,000
	153,000	152,000
Less accumulated depreciation	(151,000)	(147,000)
	$2,000	$5,000

Depreciation expense for the years ended December 31, 2020 and 2019 was $4,000 and $5,000, respectively.